Cash and Investments - Net gains (losses) on investments (Details) $ in Millions, ₨ in Billions				12 Months Ended
	Dec. 20, 2024 USD ($)	Dec. 19, 2024	Nov. 01, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 INR (₨)
Cash and Investments
Net gains (losses) on investments				$ 1,067.2	$ 1,949.5
Common stocks
Cash and Investments
Net realized gains (losses)				507.0	43.9
Net change in unrealized gains (losses)				(210.2)	420.5
Net gains (losses) on investments				296.8	464.4
Bonds and preferred stocks - convertible
Cash and Investments
Net realized gains (losses)				18.2	(0.2)
Net change in unrealized gains (losses)				(3.6)	77.3
Net gains (losses) on investments				14.6	77.1
Other equity derivatives
Cash and Investments
Net realized gains (losses)				375.3	144.0
Net change in unrealized gains (losses)				564.0	213.2
Net gains (losses) on investments				939.3	357.2
Long equity total return swaps on Fairfax subordinate voting shares
Cash and Investments
Net realized gains (losses)				517.7	304.2
Cash-settlement amounts on market value movement				295.3
Cash settlement on closing contracts				222.4
Notional amount of contracts closed during the period				68.5
Disposition of non-insurance associates
Cash and Investments
Net realized gains (losses)				575.5	322.0
Net gains (losses) on investments				575.5	322.0
Other
Cash and Investments
Net realized gains (losses)				32.8	(3.1)
Net gains (losses) on investments				32.8	(3.1)
Long equity exposure and financial effects
Cash and Investments
Net realized gains (losses)				1,508.8	506.6
Net change in unrealized gains (losses)				350.2	711.0
Net gains (losses) on investments				1,859.0	1,217.6
Bonds
Cash and Investments
Net realized gains (losses)				(16.5)	(587.6)
Net change in unrealized gains (losses)				(590.8)	1,141.9
Net gains (losses) on investments				(607.3)	554.3
Fair value				38,235.5	37,441.0
U.S. treasury bond forward contracts
Cash and Investments
Net realized gains (losses)				(90.0)	172.3
Net change in unrealized gains (losses)				(34.0)	(12.5)
Net gains (losses) on investments				(124.0)	159.8
Total bonds
Cash and Investments
Net realized gains (losses)				(106.5)	(415.3)
Net change in unrealized gains (losses)				(624.8)	1,129.4
Net gains (losses) on investments				(731.3)	714.1
Foreign currency
Cash and Investments
Net realized gains (losses)				166.6	(222.5)
Net change in unrealized gains (losses)				(191.8)	103.7
Net gains (losses) on investments				(25.2)	(118.8)
Other
Cash and Investments
Net realized gains (losses)				(17.9)	1.6
Net change in unrealized gains (losses)				(17.4)	135.0
Net gains (losses) on investments				(35.3)	136.6
Net gains (losses) on investments
Cash and Investments
Net realized gains (losses)				1,551.0	(129.6)
Net change in unrealized gains (losses)				(483.8)	2,079.1
Net gains (losses) on investments				1,067.2	1,949.5
Stelco
Cash and Investments
Total consideration received from sale of interests in associates			$ 638.1
Net realized gains (losses) on disposal			$ 343.7
RiverStone Barbados AVLNs | Long equity total return swaps on Fairfax subordinate voting shares
Cash and Investments
Net change in unrealized gains (losses)				515.8	320.6
Fair value				$ 1,032.7	516.9
Peak Achievement Athletics, Inc.
Cash and Investments
Ownership percentage	100.00%	42.60%
Gain on remeasurement of previously held equity interest	$ 203.4
Fairfax India | IIFL Finance
Cash and Investments
Net realized gains (losses) on disposal					$ 88.6
Ownership percentage					15.10%	15.10%
Percentage of interest sold					7.10%	7.10%
Proceeds from sale of equity interest					$ 177.3	₨ 14.7
Realized gain on remeasurement of investment					$ 204.2